Contents of Significant Accounts - Details of Long-term Loans (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 14,331,790		$ 36,476,909
Less: Current portion	(3,030,880)		(5,528,409)
Total	11,300,910	$ 360,246	30,948,500
Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 14,331,790		$ 36,476,909
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rates applied	1.53%	1.53%	1.53%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rates applied	2.98%	2.98%	5.49%
NTD secured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable from October 19, 2015 to October 15, 2031.
NTD secured bank loans [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 382,290		$ 494,920
RMB secured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable from March 19, 2021 to March 18, 2031.
RMB secured bank loans [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 0		10,025,233
NTD unsecured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable from March 24, 2023 to March 15, 2031.
NTD unsecured bank loans [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 8,291,500		5,919,266
USD unsecured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable from June 24, 2023 to June 24, 2026.
USD unsecured bank loans [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 0		1,237,490
RMB unsecured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable from May 20, 2026 to May 20, 2027.
RMB unsecured bank loans [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 2,258,000		0
NTD unsecured revolving bank loans (Note) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable from March 2, 2023 to November 5, 2030.
NTD unsecured revolving bank loans (Note) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 3,400,000		17,500,000
USD unsecured revolving bank loans (Note) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Settlement due on September 26, 2029.
USD unsecured revolving bank loans (Note) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 0		$ 1,300,000